Land Use Rights (Details) - Schedule of estimated future amortization expense for land use rights	Dec. 31, 2021 USD ($)
Schedule of estimated future amortization expense for land use rights [Abstract]
2022	$ 21,625
2023	21,625
2024	21,625
2025	21,625
2026	21,625
Thereafter	545,000
Total	$ 653,125